Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost	$ 2,111,000	$ 2,111,000	$ 1,735,000
Accumulated depreciation	(1,444,000)	(1,078,000)	(577,000)
Net book value	667,000	1,033,000	1,158,000
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,990,000	1,990,000	1,682,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	8,000	8,000	8,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 113,000	$ 113,000	$ 45,000